Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of transactions with other related parties

	2023	2022
	Assets (Liabilities)
Others	-	316

	2023	2022	2021
	Revenues (expenses)
Others	-	(1,112)	(1,685)

Schedule of management compensation

	2023	2022	2021
Consolidated statements of profit or loss
Fixed and variable compensation	60,117	122,892	34,252